Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Primary Modification Type [Abstract]
Principal	$ 634	$ 1,301	$ 1,525
Interest rate reduction	930	2,051	2,115
Other concessions	5,076	7,165	11,362
Total	6,640	10,517	15,002
Financial effects of modifications [Abstract]
Charge-offs	228	338	1,176
Weighted average interest rate reduction	3.41%	3.21%	3.59%
Recorded investment related to interest rate reduction	1,405	2,996	3,274
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	11	52	70
Interest rate reduction	243	496	273
Other concessions	2,113	2,853	3,831
Total	2,367	3,401	4,174
Financial effects of modifications [Abstract]
Charge-offs	36	29	62
Weighted average interest rate reduction	1.32%	2.72%	1.58%
Recorded investment related to interest rate reduction	243	497	283
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	4	19	11
Interest rate reduction	51	177	35
Other concessions	914	1,081	1,389
Total	969	1,277	1,435
Financial effects of modifications [Abstract]
Charge-offs	36	17	40
Weighted average interest rate reduction	1.53%	4.71%	1.60%
Recorded investment related to interest rate reduction	51	177	38
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Principal	7	33	47
Interest rate reduction	182	307	219
Other concessions	929	1,391	1,907
Total	1,118	1,731	2,173
Financial effects of modifications [Abstract]
Charge-offs	0	8	12
Weighted average interest rate reduction	1.21%	1.66%	1.57%
Recorded investment related to interest rate reduction	182	308	226
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Principal	0	0	12
Interest rate reduction	10	12	19
Other concessions	270	381	531
Total	280	393	562
Financial effects of modifications [Abstract]
Charge-offs	0	4	10
Weighted average interest rate reduction	2.12%	1.07%	1.69%
Recorded investment related to interest rate reduction	10	12	19
Lease Financing [Member]
Primary Modification Type [Abstract]
Principal			0
Interest rate reduction			0
Other concessions			4
Total			4
Financial effects of modifications [Abstract]
Charge-offs			0
Weighted average interest rate reduction			0.00%
Recorded investment related to interest rate reduction			0
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	623	1,249	1,455
Interest rate reduction	687	1,555	1,842
Other concessions	2,963	4,312	7,531
Total	4,273	7,116	10,828
Financial effects of modifications [Abstract]
Charge-offs	192	309	1,114
Weighted average interest rate reduction	3.84%	3.31%	3.78%
Recorded investment related to interest rate reduction	1,162	2,499	2,991
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	571	1,143	1,371
Interest rate reduction	401	1,170	1,302
Other concessions	2,690	3,681	5,822
Total	3,662	5,994	8,495
Financial effects of modifications [Abstract]
Charge-offs	92	233	547
Weighted average interest rate reduction	2.50%	2.64%	3.00%
Recorded investment related to interest rate reduction	833	2,019	2,379
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	50	103	79
Interest rate reduction	114	181	244
Other concessions	246	472	756
Total	410	756	1,079
Financial effects of modifications [Abstract]
Charge-offs	64	42	512
Weighted average interest rate reduction	3.27%	3.33%	3.70%
Recorded investment related to interest rate reduction	157	276	313
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	155	182	241
Other concessions	0	0	0
Total	155	182	241
Financial effects of modifications [Abstract]
Charge-offs	0	0	0
Weighted average interest rate reduction	11.40%	10.38%	10.85%
Recorded investment related to interest rate reduction	155	182	241
Automobile [Member]
Primary Modification Type [Abstract]
Principal	2	3	5
Interest rate reduction	5	12	54
Other concessions	85	97	265
Total	92	112	324
Financial effects of modifications [Abstract]
Charge-offs	36	34	50
Weighted average interest rate reduction	8.56%	7.66%	6.90%
Recorded investment related to interest rate reduction	5	12	56
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	12	10	1
Other concessions	16	12	22
Total	28	22	23
Financial effects of modifications [Abstract]
Charge-offs	0	0	5
Weighted average interest rate reduction	5.26%	4.87%	4.29%
Recorded investment related to interest rate reduction	12	10	2
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	0	0	0
Other concessions	(74)	50	666
Total	(74)	50	666
Financial effects of modifications [Abstract]
Charge-offs	0	0	0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Recorded investment related to interest rate reduction	$ 0	$ 0	$ 0